UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04492

MFS SERIES TRUST X

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: July 31*

Date of reporting period: January 31, 2018

*	This Form N-CSR pertains only to the following series of the Registrant: MFS Emerging Markets Debt Fund. Each remaining series of the Registrant has a fiscal year end other than July 31.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semiannual Report

January 31, 2018

MFS® Emerging Markets Debt Fund

EMD-SEM

MFS® Emerging Markets Debt Fund

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Rising bond yields have led to a measurable uptick in market volatility, which has been a departure from the low-volatility environment that prevailed for much of 2017. In spite of this, global markets remain elevated amid synchronized economic growth. Although the U.S. Federal Reserve continues to gradually raise interest rates and shrink its balance sheet, monetary policy remains accommodative around the world, with many central banks taking only tentative steps toward tighter policies. However, interest rates have begun to rise globally of late as investors anticipate that central policy shifts may be necessary in the months ahead.

Newly enacted U.S. tax reforms have been welcomed by equity markets while emerging market economies have been boosted by a weaker U.S. dollar. Around the world, inflation remains largely subdued but tight labor markets and solid global demand have investors on the lookout for its potential resurgence amid robust global trade and recovering commodity prices.

At MFS®, we believe having a disciplined, long-term investment approach through a full market cycle is essential to capturing the best opportunities while also managing risk. In our view, such a strategy, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

March 19, 2018

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
Sovereign Emerging Markets	48.3%
Other Government Entity-Emerging Markets Quasi Government	24.4%
Emerging Markets Corporate Bonds	17.7%
Government Securities Hedge (t)	1.7%
Developed Markets Corporate Bonds	0.6%
Supranational	0.3%

Composition including fixed income credit quality (a)(i)
AAA	1.9%
AA	0.3%
A	7.7%
BBB	28.5%
BB	24.5%
B	26.2%
CCC	2.6%
CC	0.4%
D	0.4%
U.S. Government	0.3%
Not Rated	0.2%
Non-Fixed Income	0.1%
Cash & Cash Equivalents	5.7%
Other	1.2%

Portfolio facts (i)
Average Duration (d)	6.2
Average Effective Maturity (m)	10.1 yrs.

Issuer country weightings (i)(x)
United States (includes Cash & Cash Equivalents and Other)	10.1%
Argentina	8.7%
Indonesia	6.8%
Russia	5.8%
Turkey	5.6%
Mexico	5.3%
Brazil	5.2%
Kazakhstan	4.5%
India	4.4%
Other Countries	43.6%

Currency exposure weightings (i)(y)
United States Dollar (includes Cash & Cash Equivalents and Other)	89.1%
Indonesian Rupiah	1.8%
South African Rand	1.7%
Malaysian Ringgit	1.5%
Indian Rupee	1.0%
Russian Ruble	0.9%
Czech Koruna	0.9%
Mexican Peso	0.8%
Polish Zloty	0.5%
Other Currencies	1.8%

Portfolio Composition – continued

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and/or commodity-linked derivatives. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(t)	For the purpose of managing the fund’s duration (but not its credit exposure), the fund holds futures contracts and U.S. Treasury Bonds with a bond equivalent exposure of 1.7%.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of the portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents and Other.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of the portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents and Other.

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Percentages are based on net assets as of January 31, 2018.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, August 1, 2017 through January 31, 2018

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2017 through January 31, 2018.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 8/01/17	Ending Account Value 1/31/18	Expenses Paid During Period (p) 8/01/17-1/31/18
A	Actual	1.06%	$1,000.00	$1,028.17	$5.42
	Hypothetical (h)	1.06%	$1,000.00	$1,019.86	$5.40
B	Actual	1.82%	$1,000.00	$1,024.32	$9.29
	Hypothetical (h)	1.82%	$1,000.00	$1,016.03	$9.25
C	Actual	1.82%	$1,000.00	$1,024.33	$9.29
	Hypothetical (h)	1.82%	$1,000.00	$1,016.03	$9.25
I	Actual	0.82%	$1,000.00	$1,029.47	$4.19
	Hypothetical (h)	0.82%	$1,000.00	$1,021.07	$4.18
R1	Actual	1.82%	$1,000.00	$1,024.32	$9.29
	Hypothetical (h)	1.82%	$1,000.00	$1,016.03	$9.25
R2	Actual	1.32%	$1,000.00	$1,026.19	$6.74
	Hypothetical (h)	1.32%	$1,000.00	$1,018.55	$6.72
R3	Actual	1.07%	$1,000.00	$1,027.49	$5.47
	Hypothetical (h)	1.07%	$1,000.00	$1,019.81	$5.45
R4	Actual	0.82%	$1,000.00	$1,028.77	$4.19
	Hypothetical (h)	0.82%	$1,000.00	$1,021.07	$4.18
R6	Actual	0.72%	$1,000.00	$1,029.94	$3.68
	Hypothetical (h)	0.72%	$1,000.00	$1,021.58	$3.67

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above. For Class A shares, this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

PORTFOLIO OF INVESTMENTS

1/31/18 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.

Bonds - 93.1%
Issuer	Shares/Par		Value ($)
Argentina - 8.6%
Aeropuertos Argentina 2000 S.A., 6.875%, 2/01/2027 (n)		$8,770,000	$9,377,849
Aeropuertos Argentina 2000 S.A., 6.875%, 2/01/2027		789,000	843,686
Genneia S.A., 8.75%, 1/20/2022 (n)		15,645,000	17,084,340
Genneia S.A., 8.75%, 1/20/2022		2,795,000	3,052,140
Letras del Banco Central de la Republica Argentina, 1%, 2/21/2018	ARS	75,717,000	3,800,212
Letras del Banco Central de la Republica Argentina, 1%, 3/21/2018	ARS	340,651,000	16,758,537
MSU Energy Group (Rio Energy S.A./UGEN S.A./Uensa S.A.), 6.875%, 2/01/2025 (z)		$11,809,000	11,915,281
Province of Cordoba, 7.125%, 6/10/2021 (n)		5,323,000	5,653,026
Province of Cordoba, 7.125%, 6/10/2021		19,062,000	20,243,844
Province of Cordoba, 7.45%, 9/01/2024		6,591,000	7,023,501
Province of Cordoba, 7.45%, 9/01/2024 (n)		6,602,000	7,035,223
Province of Cordoba, 7.125%, 8/01/2027 (n)		6,847,000	7,030,637
Province of Santa Fe, 7%, 3/23/2023 (n)		16,178,000	17,227,952
Province of Santa Fe, 6.9%, 11/01/2027 (n)		4,518,000	4,639,173
Provincia De La Rioja, 9.75%, 2/24/2025 (n)		14,550,000	15,907,079
Provincia de Rio Negro, 7.75%, 12/07/2025 (n)		14,564,000	14,345,540
Republic of Argentina, 6.25%, 4/22/2019		13,406,000	13,888,616
Republic of Argentina, 6.875%, 4/22/2021		52,349,000	55,830,209
Republic of Argentina, 5.625%, 1/26/2022		59,575,000	61,034,588
Republic of Argentina, 4.625%, 1/11/2023		27,748,000	27,096,199
Republic of Argentina, 7.5%, 4/22/2026		20,314,000	22,304,772
Republic of Argentina, 6.875%, 1/26/2027		35,548,000	37,485,366
Republic of Argentina, 5.875%, 1/11/2028		57,576,000	56,021,448
Republic of Argentina, 7.125%, 7/06/2036		52,970,000	54,188,310
Republic of Argentina, 7.625%, 4/22/2046		11,077,000	11,697,312
Republic of Argentina, 6.875%, 1/11/2048		42,632,000	41,246,460
Republic of Argentina, 7.125%, 6/28/2099 (n)		2,735,000	2,674,830
Republic of Argentina, FLR, 27.277% (Argentina Badlar-7 Day) 6/21/2020	ARS	142,280,000	8,217,241
Stoneway Capital Corp., 10%, 3/01/2027 (n)		$19,804,000	21,451,297

			$575,074,668
Azerbaijan - 1.5%
Southern Gas Corridor CJSC, 6.875%, 3/24/2026 (n)		$47,650,000	$54,490,153
Southern Gas Corridor CJSC, 6.875%, 3/24/2026		700,000	800,485

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Azerbaijan - continued
State Oil Company of the Azerbaijan Republic, 4.75%, 3/13/2023	$6,000,000	$6,135,000
State Oil Company of the Azerbaijan Republic, 6.95%, 3/18/2030	35,443,000	40,833,880

		$102,259,518
Bahamas - 0.3%
Commonwealth of Bahamas, 6%, 11/21/2028 (n)	$15,983,000	$17,061,848
Commonwealth of Bahamas, 6%, 11/21/2028	500,000	533,750

		$17,595,598
Brazil - 5.1%
Aegea Finance, 5.75%, 10/10/2024 (n)	$15,768,000	$16,004,510
Banco BTG Pactual Luxembourg S.A., 5.5%, 1/31/2023 (n)	10,203,000	10,151,985
Banco do Brasil S.A. (Cayman Branch), 4.625%, 1/15/2025 (n)	10,576,000	10,456,491
Banco Nacional de Desenvolvimento Economico e Social, 4.75%, 5/09/2024	12,269,000	12,357,337
Banco Votorantim S.A., 8.25% to 12/7/2022, FLR to 12/31/2099 (n)	8,746,000	8,951,811
Cemig Geracao e Transmissao S.A., 9.25%, 12/05/2024 (n)	11,275,000	12,216,463
ESAL GmbH, 6.25%, 2/05/2023	8,918,000	8,650,460
Federative Republic of Brazil, 7.125%, 1/20/2037	8,658,000	10,402,587
Federative Republic of Brazil, 5.625%, 1/07/2041	14,973,000	15,062,838
Federative Republic of Brazil, 5.625%, 2/21/2047	29,171,000	29,243,928
JBS Investments GmbH, 7.25%, 4/03/2024	9,800,000	9,824,500
JSL Europe S.A., 7.75%, 7/26/2024 (n)	23,210,000	24,382,105
Marb Bondco PLC, 7%, 3/15/2024	3,333,000	3,338,833
Marb Bondco PLC, 7%, 3/15/2024 (n)	14,330,000	14,355,078
Marb Bondco PLC, 6.875%, 1/19/2025 (n)	18,435,000	18,158,475
Petrobras Global Finance B.V., 5.299%, 1/27/2025	6,370,000	6,409,813
Petrobras Global Finance B.V., 6.125%, 1/17/2022	9,544,000	10,173,904
Petrobras Global Finance B.V., 5.299%, 1/27/2025 (n)	17,647,000	17,757,294
Petrobras Global Finance B.V., 5.999%, 1/27/2028 (n)	34,121,000	34,405,910
Petrobras Global Finance B.V., 5.75%, 2/01/2029	33,584,000	33,226,330
Rumo Logistica Operadora Multimodal S.A., 7.375%, 2/09/2024	6,281,000	6,854,141
Rumo Luxembourg Sarl, 5.875%, 1/18/2025 (n)	14,495,000	14,676,188
Rumo Luxembourg Sarl, “A”, 7.375%, 2/09/2024 (n)	8,587,000	9,370,564
TerraForm Global Operating LLC, 9.75%, 8/15/2022 (n)	3,285,000	3,638,138

		$340,069,683

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Bulgaria - 0.2%
Republic of Bulgaria, 3.125%, 3/26/2035	EUR	8,654,000	$11,953,113

Chile - 2.9%
Banco del Estado de Chile, 4.125%, 10/07/2020		$4,193,000	$4,318,350
Banco del Estado de Chile, 2.668%, 1/08/2021 (n)		11,745,000	11,762,618
Banco Santander Chile, 2.5%, 12/15/2020 (n)		17,721,000	17,561,511
Empresa de Transporte de Pasajeros Metro S.A., 5%, 1/25/2047 (n)		12,436,000	13,399,790
Empresa Nacional del Petroleo, 4.75%, 12/06/2021		2,567,000	2,708,356
Empresa Nacional del Petroleo, 4.375%, 10/30/2024		8,233,000	8,599,555
Empresa Nacional del Petroleo, 4.375%, 10/30/2024 (n)		4,635,000	4,841,362
Empresa Nacional del Petroleo, 3.75%, 8/05/2026 (n)		13,941,000	13,871,295
Engie Energia Chile S.A., 4.5%, 1/29/2025 (n)		13,372,000	13,940,611
GeoPark Ltd., 6.5%, 9/21/2024		9,106,000	9,401,945
GeoPark Ltd., 6.5%, 9/21/2024 (n)		7,047,000	7,276,028
GNL Quintero S.A., 4.634%, 7/31/2029 (n)		13,850,000	14,473,250
GNL Quintero S.A., 4.634%, 7/31/2029		21,665,000	22,639,925
Transelec S.A., 4.625%, 7/26/2023 (n)		10,296,000	10,890,154
Transelec S.A., 4.25%, 1/14/2025 (n)		5,329,000	5,497,710
Transelec S.A., 3.875%, 1/12/2029 (n)		6,336,000	6,288,480
VTR Finance B.V., 6.875%, 1/15/2024		12,925,000	13,603,563
VTR Finance B.V., 6.875%, 1/15/2024 (n)		8,723,000	9,180,958

			$190,255,461
China - 3.7%
Alibaba Group Holding Ltd., 3.4%, 12/06/2027		$6,665,000	$6,468,233
Alibaba Group Holding Ltd., 4.2%, 12/06/2047		22,000,000	21,984,115
Avi Funding Co. Ltd., 3.8%, 9/16/2025 (n)		10,408,000	10,440,338
Bank of China (Hong Kong), FLR, 2.434% (U.S. LIBOR-3mo. + 0.73%), 7/11/2019		8,634,000	8,639,180
Bank of China (Hong Kong), FLR, 2.584% (U.S. LIBOR-3mo. + 0.88%), 7/11/2022		3,387,000	3,395,671
Bank of China (Luxembourg), FLR, 2.709% (LIBOR-3mo. + 1.0%), 7/12/2019		20,930,000	21,014,578
CNPC General Capital Ltd., 3.95%, 4/19/2022 (n)		8,481,000	8,684,427
CNPC General Capital Ltd., 3.4%, 4/16/2023 (n)		7,113,000	7,088,210
Export-Import Bank of China, 3.625%, 7/31/2024 (n)		7,655,000	7,774,398
Sinopec Capital (2013) Ltd., 3.125%, 4/24/2023		5,474,000	5,373,456
Sinopec Group Overseas Development (2012) Ltd., 3.9%, 5/17/2022 (n)		8,253,000	8,443,314
Sinopec Group Overseas Development (2013) Ltd., 4.375%, 10/17/2023		5,604,000	5,862,064
Sinopec Group Overseas Development (2014) Ltd., 4.375%, 4/10/2024 (n)		5,961,000	6,223,451

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
China - continued
Sinopec Group Overseas Development (2017) Ltd., 2.5%, 9/13/2022 (n)		$15,130,000	$14,586,576
Sinopec Group Overseas Development (2017) Ltd., 3.625%, 4/12/2027 (n)		9,389,000	9,251,470
State Grid Overseas Investment (2014) Ltd., 4.125%, 5/07/2024 (n)		2,845,000	2,943,608
State Grid Overseas Investment (2016) Ltd., 3.5%, 5/04/2027		24,759,000	24,317,547
State Grid Overseas Investment (2016) Ltd., 3.5%, 5/04/2027 (n)		55,071,000	54,089,084
Tencent Holdings Ltd., 3.595%, 1/19/2028 (n)		9,573,000	9,431,610
Tencent Holdings Ltd., FLR, 2.344% (U.S. LIBOR-3mo. + 0.605%), 1/19/2023 (n)		11,973,000	12,009,589

			$248,020,919
Colombia - 1.2%
Empresas Publicas de Medellin, 8.375%, 11/08/2027 (n)	COP	38,717,000,000	$14,133,503
Millicom International Cellular S.A., 6%, 3/15/2025		$6,142,000	6,565,798
Millicom International Cellular S.A., 5.125%, 1/15/2028		6,527,000	6,592,270
Millicom International Cellular S.A., 5.125%, 1/15/2028 (n)		7,921,000	8,000,210
Republic of Colombia, 6.125%, 1/18/2041		15,993,000	19,231,583
Republic of Colombia, 5%, 6/15/2045		23,368,000	24,559,768

			$79,083,132
Costa Rica - 0.2%
Republic of Costa Rica, 7%, 4/04/2044		$5,186,000	$5,432,335
Republic of Costa Rica, 7.158%, 3/12/2045		6,165,000	6,565,725

			$11,998,060
Cote d’Ivoire - 0.9%
Republic of Cote d’Ivoire, 5.75%, 12/31/2032		$45,951,570	$45,570,172
Republic of Cote d’Ivoire, 6.125%, 6/15/2033 (n)		16,993,000	17,401,036

			$62,971,208
Croatia - 0.7%
Republic of Croatia, 3%, 3/20/2027	EUR	22,906,000	$30,642,955
Republic of Croatia, 6.625%, 7/14/2020		$8,056,000	8,710,679
Republic of Croatia, 6.375%, 3/24/2021		3,250,000	3,545,750
Republic of Croatia, 5.5%, 4/04/2023		400,000	435,814
Republic of Croatia, 5.5%, 4/04/2023 (n)		2,972,000	3,238,101

			$46,573,299

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Dominican Republic - 1.2%
Aeropuertos Dominicanos Siglo XXI S.A., 6.75%, 3/30/2029 (n)	$8,034,000	$8,797,230
Aeropuertos Dominicanos Siglo XXI S.A., 6.75%, 3/30/2029	2,588,000	2,833,860
Banco de Reservas de la Republica Dominicana, 7%, 2/01/2023 (n)	13,099,000	13,885,398
Banco de Reservas de la Republica Dominicana, 7%, 2/01/2023	11,579,000	12,274,145
Dominican Republic, 5.875%, 4/18/2024	974,000	1,042,180
Dominican Republic, 5.875%, 4/18/2024 (n)	1,408,000	1,506,560
Dominican Republic, 5.5%, 1/27/2025 (n)	8,941,000	9,343,345
Dominican Republic, 8.625%, 4/20/2027	11,847,000	14,423,723
Dominican Republic, 7.45%, 4/30/2044	4,417,000	5,223,103
Dominican Republic, 6.85%, 1/27/2045	9,811,000	10,914,738

		$80,244,282
Ecuador - 1.4%
Petroamazonas , 4.625%, 11/06/2020 (n)	$13,847,000	$13,396,973
Petroamazonas, 4.625%, 2/16/2020 (n)	5,772,000	5,668,104
Republic of Ecuador, 10.75%, 3/28/2022	10,893,000	12,663,113
Republic of Ecuador, 10.75%, 3/28/2022 (n)	1,697,000	1,972,763
Republic of Ecuador, 8.75%, 6/02/2023	4,100,000	4,510,000
Republic of Ecuador, 9.65%, 12/13/2026	5,700,000	6,498,000
Republic of Ecuador, 8.875%, 10/23/2027 (n)	20,486,000	22,304,133
Republic of Ecuador, 7.875%, 1/23/2028 (z)	27,353,000	27,776,972

		$94,790,058
Egypt - 0.9%
Arab Republic of Egypt, 6.125%, 1/31/2022 (n)	$19,858,000	$21,026,008
Arab Republic of Egypt, 6.125%, 1/31/2022	14,619,000	15,478,860
Arab Republic of Egypt, 7.5%, 1/31/2027	11,514,000	12,866,895
Arab Republic of Egypt, 8.5%, 1/31/2047 (n)	11,305,000	12,949,878

		$62,321,641
El Salvador - 1.1%
Republic of El Salvador, 7.75%, 1/24/2023	$379,000	$415,683
Republic of El Salvador, 5.875%, 1/30/2025	3,821,000	3,830,553
Republic of El Salvador, 6.375%, 1/18/2027	5,283,000	5,401,868
Republic of El Salvador, 7.65%, 6/15/2035	20,213,000	22,183,768
Republic of El Salvador, 7.625%, 2/01/2041	36,995,000	40,602,013

		$72,433,885
Ethiopia - 0.5%
Federal Republic of Ethiopia, 6.625%, 12/11/2024	$28,363,000	$29,964,375

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Ghana - 0.1%
Republic of Ghana, 10.75%, 10/14/2030		$6,004,000	$8,169,643

Guatemala - 0.6%
Central American Bottling Corp., 5.75%, 1/31/2027 (n)		$18,381,000	$19,272,479
Comcel Trust, 6.875%, 2/06/2024 (n)		5,855,000	6,172,341
Energuate Trust, 5.875%, 5/03/2027 (n)		15,565,000	16,109,775

			$41,554,595
Hong Kong - 0.2%
WTT Investment Ltd., 5.5%, 11/21/2022 (n)		$16,269,000	$16,430,091

Hungary - 1.5%
Hungarian Development Bank, 6.25%, 10/21/2020		$16,772,000	$18,096,653
Hungarian Development Bank, 6.25%, 10/21/2020 (n)		11,785,000	12,715,779
Hungarian Export-Import Bank PLC, 4%, 1/30/2020		8,648,000	8,795,656
Magyar Export-Import Bank PLC, 5.5%, 2/12/2018		9,891,000	9,896,222
Magyar Export-Import Bank PLC, 5.5%, 2/12/2018 (n)		1,540,000	1,540,813
Magyar Export-Import Bank PLC, 4%, 1/30/2020 (n)		6,399,000	6,508,257
Republic of Hungary, 5.375%, 2/21/2023		15,428,000	16,986,845
Republic of Hungary, 5.75%, 11/22/2023		10,602,000	11,981,108
Republic of Hungary, 7.625%, 3/29/2041		8,354,000	12,722,223

			$99,243,556
India - 4.3%
Adani Ports and Special Economic Zone Ltd., 4%, 7/30/2027 (n)		$17,384,000	$16,896,518
Azure Power Energy Ltd., 5.5%, 11/03/2022		300,000	300,930
Azure Power Energy Ltd., 5.5%, 11/03/2022 (n)		18,192,000	18,248,395
BPRL International Singapore Private Ltd., 4.375%, 1/18/2027		16,594,000	16,868,498
Delhi International Airport, 6.125%, 10/31/2026 (n)		8,695,000	9,151,488
Export-Import Bank of India, 4%, 1/14/2023		11,184,000	11,475,869
Export-Import Bank of India, 3.375%, 8/05/2026 (n)		1,844,000	1,779,091
Export-Import Bank of India, 3.375%, 8/05/2026		8,161,000	7,873,733
Export-Import Bank of India, 3.875%, 2/01/2028 (z)		16,440,000	16,325,561
Government of India, 8.12%, 12/10/2020	INR	801,920,000	12,963,609
Government of India, 7.8%, 4/11/2021	INR	2,851,890,000	45,761,482
Government of India, 8.08%, 8/02/2022	INR	1,514,290,000	24,474,817
Greenko Dutch B.V., 4.875%, 7/24/2022 (n)		$8,859,000	8,797,873
Greenko Dutch B.V., 5.25%, 7/24/2024 (n)		25,999,000	25,888,504
NTPC Ltd., 7.375%, 8/10/2021	INR	10,000,000	159,049
NTPC Ltd., 7.25%, 5/03/2022	INR	870,000,000	13,816,304
NTPC Ltd., 4.375%, 11/26/2024		$8,055,000	8,384,699

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
India - continued
NTPC Ltd., 4.25%, 2/26/2026		$8,303,000	$8,414,169
ONGC Videsh Ltd., 3.75%, 7/27/2026		6,318,000	6,179,971
State Bank of India, 3.25%, 1/24/2022		16,148,000	16,056,457
State Bank of India (London), FLR, 2.653% (LIBOR-3mo. + 0.95%), 4/06/2020		16,427,000	16,468,068

			$286,285,085
Indonesia - 6.7%
Indika Energy Capital II Pte. Ltd., 5.875%, 11/09/2024 (n)		$21,772,000	$21,721,249
Listrindo Capital B.V., 4.95%, 9/14/2026 (n)		13,333,000	13,233,003
Pertamina PT, 5.625%, 5/20/2043		12,159,000	13,103,134
Pertamina PT, 5.625%, 5/20/2043 (n)		2,955,000	3,184,453
PT ABM Investama Tbk, 7.125%, 8/01/2022		500,000	516,312
PT ABM Investama Tbk, 7.125%, 8/01/2022 (n)		12,526,000	12,934,636
PT Perusahaan Listrik Negara, 5.25%, 10/24/2042		6,835,000	6,997,673
Republic of Indonesia, 3.5%, 1/11/2028		22,844,000	22,518,793
Republic of Indonesia, 4.35%, 1/11/2048		23,354,000	23,094,701
Republic of Indonesia, 3.7%, 1/08/2022 (n)		3,542,000	3,618,482
Republic of Indonesia, 3.75%, 4/25/2022 (n)		9,197,000	9,404,595
Republic of Indonesia, 3.75%, 4/25/2022		5,110,000	5,225,343
Republic of Indonesia, 7%, 5/15/2022	IDR	455,035,000,000	35,516,419
Republic of Indonesia, 3.375%, 4/15/2023		$23,702,000	23,756,325
Republic of Indonesia, 3.375%, 4/15/2023 (n)		247,000	247,566
Republic of Indonesia, 5.375%, 10/17/2023		8,080,000	8,898,811
Republic of Indonesia, 5.375%, 10/17/2023 (n)		16,842,000	18,548,735
Republic of Indonesia, 5.875%, 1/15/2024 (n)		5,968,000	6,733,283
Republic of Indonesia, 5.875%, 1/15/2024		15,841,000	17,872,307
Republic of Indonesia, 4.125%, 1/15/2025		23,132,000	23,853,718
Republic of Indonesia, 4.125%, 1/15/2025 (n)		8,055,000	8,306,316
Republic of Indonesia, 4.75%, 1/08/2026		24,170,000	25,911,545
Republic of Indonesia, 4.75%, 1/08/2026 (n)		6,476,000	6,942,622
Republic of Indonesia, 4.35%, 1/08/2027 (n)		29,870,000	31,247,097
Republic of Indonesia, 4.35%, 1/08/2027		2,200,000	2,301,427
Republic of Indonesia, 7%, 5/15/2027	IDR	115,547,000,000	9,018,681
Republic of Indonesia, 7.5%, 8/15/2032	IDR	157,890,000,000	12,550,442
Republic of Indonesia, 5.25%, 1/17/2042		$10,924,000	12,018,705
Republic of Indonesia, 4.625%, 4/15/2043		12,003,000	12,231,081
Republic of Indonesia, 5.125%, 1/15/2045 (n)		10,237,000	11,125,776
Republic of Indonesia, 5.125%, 1/15/2045		2,600,000	2,825,732
Republic of Indonesia, 4.75%, 7/18/2047 (z)		17,102,000	17,760,256
Saka Energi Indonesia PT, 4.45%, 5/05/2024 (n)		23,541,000	23,839,429

			$447,058,647

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Jamaica - 0.9%
Digicel Group Ltd., 6%, 4/15/2021 (n)		$2,538,000	$2,512,620
Digicel Group Ltd., 6%, 4/15/2021		7,595,000	7,519,050
Digicel Group Ltd., 6.75%, 3/01/2023		18,209,000	18,117,955
Digicel Group Ltd., 6.75%, 3/01/2023 (n)		1,153,000	1,147,235
Government of Jamaica, 8%, 3/15/2039		8,961,000	11,111,640
Government of Jamaica, 7.875%, 7/28/2045		15,890,000	19,703,600

			$60,112,100
Jordan - 0.3%
Kingdom of Jordan, 6.125%, 1/29/2026		$6,152,000	$6,404,700
Kingdom of Jordan, 5.75%, 1/31/2027 (n)		3,925,000	3,951,015
Kingdom of Jordan, 7.375%, 10/10/2047 (n)		6,276,000	6,744,365

			$17,100,080
Kazakhstan - 4.5%
Development Bank of Kazakhstan, 4.125%, 12/10/2022		$24,770,000	$25,175,733
Development Bank of Kazakhstan, 4.125%, 12/10/2022 (n)		8,189,000	8,323,136
JSC Kazkommertsbank, 5.5%, 12/21/2022		36,642,000	36,592,167
KazAgro National Management Holding, 4.625%, 5/24/2023		44,959,000	45,754,774
Kazakhstan Temir Zholy Finance B.V., 4.85%, 11/17/2027 (n)		30,645,000	31,946,983
KazMunayGas National Co., 5.75%, 4/19/2047		32,197,000	34,302,362
KazMunayGas National Co., 5.75%, 4/19/2047 (n)		12,266,000	13,068,074
KazTransGas JSC, 4.375%, 9/26/2027		13,066,000	13,101,278
KazTransGas JSC, 4.375%, 9/26/2027 (n)		20,704,000	20,759,901
Republic of Kazakhstan, 6.5%, 7/21/2045		10,207,000	12,967,177
Republic of Kazakhstan, 6.5%, 7/21/2045 (n)		13,041,000	16,567,547
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)		25,035,000	24,933,408
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026		16,018,000	15,952,999

			$299,445,539
Kuwait - 0.2%
EQUATE Petrochemical B.V., 4.25%, 11/03/2026		$15,320,000	$15,511,868

Macau - 0.2%
Wynn Macau Ltd., 5.5%, 10/01/2027 (n)		$12,503,000	$12,471,743

Malaysia - 1.5%
Government of Malaysia, 0%, 9/07/2018	MYR	92,014,000	$23,162,316
Government of Malaysia, 3.58%, 9/28/2018	MYR	268,729,000	69,091,982

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Malaysia - continued
Government of Malaysia, 0%, 1/18/2019	MYR	29,555,000	$7,355,330

			$99,609,628
Mexico - 5.2%
Banco Nacional de Comercio Exterior, S.N.C., 3.8% to 8/11/2021, FLR to 8/11/2026 (n)		$14,066,000	$14,030,835
Controladora Mabe S.A. de C.V., 7.875%, 10/28/2019		9,930,000	10,669,785
Elementia S.A. de C.V., 5.5%, 1/15/2025		5,694,000	5,810,784
Elementia S.A. de C.V., 5.5%, 1/15/2025 (n)		2,895,000	2,954,376
Empresas ICA S.A.B. de C.V., 8.9%, 2/04/2021 (a)(d)		11,858,000	1,789,000
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/2024 (a)(d)(n)		17,860,000	2,969,225
Gruma S.A.B. de C.V., 4.875%, 12/01/2024		2,912,000	3,094,000
Grupo Cementos de Chihuahua S.A.B. de C.V., 5.25%, 6/23/2024		2,221,000	2,253,427
Grupo Cementos de Chihuahua S.A.B. de C.V., 5.25%, 6/23/2024 (n)		7,673,000	7,785,026
Grupo KUO S.A.B. de C.V., 5.75%, 7/07/2027 (n)		11,363,000	11,649,916
Infraestructura Energética Nova S.A.B. de C.V, 3.75%, 1/14/2028 (n)		16,894,000	16,431,104
Infraestructura Energética Nova S.A.B. de C.V, 4.875%, 1/14/2048 (n)		14,197,000	13,593,628
JB Y Co. S.A. de C.V., 3.75%, 5/13/2025		6,905,000	6,808,218
JB Y Co. S.A. de C.V., 3.75%, 5/13/2025 (n)		4,664,000	4,598,628
Mexichem S.A.B. de C.V., 5.875%, 9/17/2044		6,102,000	6,254,550
Petroleos Mexicanos, 4.625%, 9/21/2023		5,692,000	5,851,433
Petroleos Mexicanos, 6.5%, 3/13/2027 (n)		3,592,000	3,929,181
Petroleos Mexicanos, 6.5%, 3/13/2027 (n)		15,747,000	17,225,171
Petroleos Mexicanos, 5.625%, 1/23/2046		15,826,000	14,559,920
Petroleos Mexicanos, 6.75%, 9/21/2047 (n)		5,510,000	5,757,950
Petroleos Mexicanos, FLR, 5.186% (U.S. LIBOR-3mo. + 3.65%), 3/11/2022 (n)		22,430,000	24,712,253
Petroleos Mexicanos, FLR, 3.754% (U.S. LIBOR-3mo. + 2.02%), 7/18/2018		15,588,000	15,634,764
Petroleos Mexicanos, FLR, 5.186% (U.S. LIBOR-3mo. + 3.65%), 3/11/2022		300,000	330,525
Red de Carreteras de Occidente SAPIB de C.V., 9%, 6/10/2028 (n)	MXN	275,770,000	14,198,375
Sigma Alimentos S.A. de C.V., 4.125%, 5/02/2026 (n)		$10,302,000	10,312,302
Sigma Alimentos S.A. de C.V., 4.125%, 5/02/2026		550,000	550,550
United Mexican States, 6.5%, 6/09/2022	MXN	630,000,000	32,574,470
United Mexican States, 4.35%, 1/15/2047		$22,490,000	21,241,805
United Mexican States, 4.15%, 3/28/2027		31,519,000	32,275,456
United Mexican States, 3.75%, 1/11/2028		23,073,000	22,634,613
United Mexican States, 4.75%, 3/08/2044		15,466,000	15,450,534

			$347,931,804

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Mongolia - 0.2%
Republic of Mongolia, 5.625%, 5/01/2023 (n)	$3,212,000	$3,276,262
Republic of Mongolia, 8.75%, 3/09/2024 (n)	11,270,000	13,073,628

		$16,349,890
Morocco - 0.9%
Office Cherifien des Phosphates S.A., 4.5%, 10/22/2025 (n)	$12,624,000	$12,720,700
Office Cherifien des Phosphates S.A., 4.5%, 10/22/2025	7,331,000	7,387,155
Office Cherifien des Phosphates S.A., 6.875%, 4/25/2044 (n)	17,420,000	20,384,884
Office Cherifien des Phosphates S.A., 6.875%, 4/25/2044	16,155,000	18,904,581

		$59,397,320
Nigeria - 0.4%
Afren PLC, 10.25%, 4/08/2019 (a)(d)	$390,334	$976
Afren PLC, 10.25%, 4/08/2019 (a)(d)(z)	7,872,069	19,680
Afren PLC, 6.625%, 12/09/2020 (a)(d)(z)	3,765,751	9,414
Federal Republic of Nigeria, 7.625%, 11/28/2047 (n)	10,625,000	11,350,220
Federal Republic of Nigeria, 6.5%, 11/28/2027 (n)	16,203,000	16,811,909

		$28,192,199
Oman - 0.5%
Oman Government, 5.625%, 1/17/2028 (n)	$14,709,000	$14,810,933
Oman Government, 6.75%, 1/17/2048 (n)	17,650,000	17,950,050

		$32,760,983
Pakistan - 0.3%
Islamic Republic of Pakistan, 6.875%, 12/05/2027 (n)	$17,137,000	$17,302,406

Panama - 0.5%
Autoridad del Canal de Panama, 4.95%, 7/29/2035 (n)	$12,229,000	$13,604,763
Autoridad del Canal de Panama, 4.95%, 7/29/2035	3,116,000	3,466,550
Panama Canal Railway Co., 7%, 11/01/2026	4,441,284	4,530,110
Panama Canal Railway Co., 7%, 11/01/2026 (n)	881,460	899,089
Republic of Panama, 9.375%, 4/01/2029	2,999,000	4,510,496
Republic of Panama, 6.7%, 1/26/2036	3,561,000	4,695,179

		$31,706,187
Paraguay - 0.7%
Republic of Paraguay, 4.625%, 1/25/2023 (n)	$3,539,000	$3,684,984
Republic of Paraguay, 4.625%, 1/25/2023	1,807,000	1,881,539
Republic of Paraguay, 5%, 4/15/2026 (n)	2,735,000	2,909,356
Republic of Paraguay, 4.7%, 3/27/2027 (n)	4,760,000	4,944,450
Republic of Paraguay, 6.1%, 8/11/2044	11,662,000	13,323,835

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Paraguay - continued
Telefonica Celular del Paraguay S.A., 6.75%, 12/13/2022		$6,777,000	$6,952,999
Telefonica Celular del Paraguay S.A., 6.75%, 12/13/2022 (n)		11,467,000	11,764,798

			$45,461,961
Peru - 3.6%
Banco de Credito del Peru, 4.85%, 10/30/2020 (n)	PEN	57,374,000	$17,951,675
Cerro del Aguila S.A., 4.125%, 8/16/2027 (n)		$19,632,000	19,500,466
Corporacion Lindley S.A., 6.75%, 11/23/2021		2,884,000	3,168,795
Corporacion Lindley S.A., 6.75%, 11/23/2021 (n)		1,785,000	1,961,269
Gas Natural de Lima y Callao S.A., 4.375%, 4/01/2023		17,810,000	18,299,775
IIRSA Norte Finance Ltd., 8.75%, 5/30/2024		1,815,257	2,051,240
IIRSA Norte Finance Ltd., 8.75%, 5/30/2024 (n)		110,505	124,871
Inkia Energy Ltd., 5.875%, 11/09/2027 (n)		19,051,000	19,188,167
Kallpa Generacion S.A., 4.875%, 5/24/2026 (n)		9,477,000	9,891,619
Lima Metro Line 2 Finance Ltd., 5.875%, 7/05/2034		8,117,000	8,790,711
Lima Metro Line 2 Finance Ltd., 5.875%, 7/05/2034 (n)		10,400,000	11,263,200
Petroleos del Peru S.A., 4.75%, 6/19/2032		300,000	306,060
Petroleos del Peru S.A., 4.75%, 6/19/2032 (n)		36,387,000	37,122,017
Petroleos del Peru S.A., 5.625%, 6/19/2047		22,689,000	23,993,618
Petroleos del Peru S.A., 5.625%, 6/19/2047 (n)		22,467,000	23,758,853
San Miguel Industrias PET S.A., 4.5%, 9/18/2022 (n)		19,107,000	19,417,489
Transport de Gas Peru, 4.25%, 4/30/2028 (n)		7,810,000	7,995,488
Union Andina de Cementos S.A.A., 5.875%, 10/30/2021		9,894,000	10,265,025
Union Andina de Cementos S.A.A., 5.875%, 10/30/2021 (n)		1,924,000	1,996,150

			$237,046,488
Poland - 0.6%
Government of Poland, 3.75%, 4/25/2018	PLN	113,980,000	$34,258,053
Republic of Poland, 5.125%, 4/21/2021		$3,323,000	3,560,262

			$37,818,315
Republic of Belarus - 0.4%
Eurotorg LLC (Bonitron DAC), 8.75%, 10/30/2022 (n)		$15,415,000	$15,950,666
Eurotorg LLC (Bonitron DAC), 8.75%, 10/30/2022		200,000	206,950
Republic of Belarus, 6.875%, 2/28/2023 (n)		5,909,000	6,501,318
Republic of Belarus, 7.625%, 6/29/2027 (n)		5,789,000	6,730,291

			$29,389,225
Romania - 0.2%
Republic of Romania, 3.875%, 10/29/2035	EUR	4,671,000	$6,336,460
Republic of Romania, 3.875%, 10/29/2035 (n)	EUR	2,996,000	4,064,233

			$10,400,693

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Russia - 5.7%
Borets Finance Ltd., 6.5%, 4/07/2022 (n)		$9,042,000	$9,550,613
Gaz Capital S.A., 4.95%, 3/23/2027		10,600,000	11,028,240
Gaz Capital S.A., 4.95%, 3/23/2027 (n)		9,212,000	9,584,165
Gaz Capital S.A., 4.95%, 2/06/2028		22,239,000	23,184,158
Gaz Capital S.A., 7.288%, 8/16/2037		18,256,000	22,913,690
Russian Federation, 5%, 4/29/2020		25,700,000	26,796,259
Russian Federation, 5%, 4/29/2020 (n)		18,100,000	18,872,074
Russian Federation, 4.5%, 4/04/2022		56,000,000	58,712,192
Russian Federation, 4.875%, 9/16/2023		24,400,000	26,058,224
Russian Federation, 4.875%, 9/16/2023 (n)		9,800,000	10,466,008
Russian Federation, 4.75%, 5/27/2026		11,800,000	12,540,450
Russian Federation, 4.25%, 6/23/2027 (n)		44,800,000	45,955,123
Russian Federation, 4.25%, 6/23/2027		9,200,000	9,437,213
Russian Federation, 5.625%, 4/04/2042		9,800,000	10,976,000
Russian Federation, 5.25%, 6/23/2047 (n)		38,600,000	40,626,500
Russian Federation, 5.25%, 6/23/2047		23,800,000	25,049,500
SB Capital S.A., 5.125%, 10/29/2022		5,681,000	5,879,835
VTB Capital S.A., 6.95%, 10/17/2022		13,922,000	15,051,074

			$382,681,318
Rwanda - 0.2%
Republic of Rwanda, 6.625%, 5/02/2023		$12,413,000	$13,033,650

Saudi Arabia - 0.2%
Kingdom of Saudi Arabia, 3.625%, 3/04/2028 (n)		$14,098,000	$13,780,795

Senegal - 0.2%
Republic of Senegal, 6.25%, 5/23/2033		$300,000	$313,686
Republic of Senegal, 6.25%, 5/23/2033 (n)		14,128,000	14,772,519

			$15,086,205
Serbia - 0.3%
Republic of Serbia, 6.75%, 11/01/2024		$18,878,832	$19,068,527

Singapore - 0.2%
Puma International Financing S.A., 5%, 1/24/2026 (n)		$15,960,000	$15,947,312

Slovenia - 0.3%
United Group B.V., 4.875%, 7/01/2024 (n)	EUR	12,830,000	$16,432,760

South Africa - 2.6%
Petra Diamonds Ltd., 7.25%, 5/01/2022		$3,956,000	$4,025,230
Petra Diamonds U.S. Treasury PLC, 7.25%, 5/01/2022 (n)		15,138,000	15,402,915

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
South Africa - continued
Republic of South Africa, 7.75%, 2/28/2023	ZAR	209,360,000	$17,680,208
Republic of South Africa, 4.875%, 4/14/2026		$9,549,000	9,762,898
Republic of South Africa, 10.5%, 12/21/2026	ZAR	875,729,000	83,157,755
Republic of South Africa, 4.3%, 10/12/2028		$21,794,000	21,010,375
Republic of South Africa, 5.65%, 9/27/2047		23,773,000	24,415,584

			$175,454,965
Sri Lanka - 2.1%
Republic of Sri Lanka, 6.25%, 10/04/2020 (n)		$1,977,000	$2,076,493
Republic of Sri Lanka, 6.25%, 10/04/2020		7,572,000	7,953,061
Republic of Sri Lanka, 6.25%, 7/27/2021		12,034,000	12,736,870
Republic of Sri Lanka, 5.875%, 7/25/2022		13,324,000	13,899,610
Republic of Sri Lanka, 6.125%, 6/03/2025		16,135,000	16,975,940
Republic of Sri Lanka, 6.85%, 11/03/2025		27,278,000	29,835,776
Republic of Sri Lanka, 6.85%, 11/03/2025 (n)		1,578,000	1,725,964
Republic of Sri Lanka, 6.825%, 7/18/2026		27,580,000	30,180,546
Republic of Sri Lanka, 6.2%, 5/11/2027		13,658,000	14,362,002
Republic of Sri Lanka, 6.2%, 5/11/2027 (n)		11,784,000	12,391,406

			$142,137,668
Supranational - 0.3%
Banque Ouest Africaine de Developpement, 5%, 7/27/2027 (n)		$19,056,000	$19,722,960

Trinidad & Tobago - 0.3%
Consolidated Energy Finance S.A., 6.75%, 10/15/2019 (n)		$3,502,000	$3,563,285
Consolidated Energy Finance S.A., 6.875%, 6/15/2025 (n)		17,664,000	18,679,680

			$22,242,965
Turkey - 5.9%
Export Credit Bank of Turkey A.S., 5.875%, 4/24/2019		$6,350,000	$6,502,400
Export Credit Bank of Turkey A.S., 5%, 9/23/2021		10,774,000	10,862,993
Republic of Turkey, 7.5%, 11/07/2019		16,475,000	17,598,200
Republic of Turkey, 7%, 6/05/2020		23,058,000	24,728,322
Republic of Turkey, 5.625%, 3/30/2021		15,293,000	16,025,535
Republic of Turkey, 5.125%, 3/25/2022		8,876,000	9,195,536
Republic of Turkey, 6.25%, 9/26/2022		9,072,000	9,801,824
Republic of Turkey, 3.25%, 3/23/2023		24,195,000	22,870,566
Republic of Turkey, 5.75%, 3/22/2024		28,538,000	30,086,529
Republic of Turkey, 4.25%, 4/14/2026		26,772,000	25,266,610
Republic of Turkey, 4.875%, 10/09/2026		47,449,000	46,243,795
Republic of Turkey, 6%, 3/25/2027		36,910,000	38,792,410
Republic of Turkey, 5.125%, 2/17/2028		36,729,000	36,052,819
Republic of Turkey, 6.875%, 3/17/2036		2,259,000	2,485,099

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Turkey - continued
Republic of Turkey, 4.875%, 4/16/2043	$11,186,000	$9,588,639
Republic of Turkey, 6.625%, 2/17/2045	56,486,000	59,809,636
Republic of Turkey, 5.75%, 5/11/2047	29,600,000	28,105,200

		$394,016,113
Ukraine - 3.9%
Biz Finance PLC, 9.625%, 4/27/2022	$4,886,000	$5,332,825
Biz Finance PLC, 9.75%, 1/22/2025	19,157,000	21,363,886
Government of Ukraine, 7.75%, 9/01/2021	39,736,000	43,248,662
Government of Ukraine, 7.75%, 9/01/2022 (n)	4,253,000	4,634,069
Government of Ukraine, 7.75%, 9/01/2022	51,435,000	56,043,576
Government of Ukraine, 7.75%, 9/01/2023	20,682,000	22,469,545
Government of Ukraine, 7.75%, 9/01/2024	13,428,000	14,530,170
Government of Ukraine, 7.75%, 9/01/2025	13,113,000	14,127,684
Government of Ukraine, 7.75%, 9/01/2026	13,186,000	14,092,406
Government of Ukraine, 7.75%, 9/01/2027	6,809,000	7,269,697
Government of Ukraine, 7.375%, 9/25/2032 (n)	14,093,000	14,300,759
PJSC State Savings Bank of Ukraine, 9.375%, 3/10/2023	16,490,000	17,871,038
PJSC State Savings Bank of Ukraine, 9.625%, 3/20/2025	19,753,000	21,987,459

		$257,271,776
United Arab Emirates - 1.4%
Abu Dhabi Crude Oil Pipeline, 3.65%, 11/02/2029 (n)	$9,611,000	$9,382,739
Abu Dhabi Crude Oil Pipeline, 4.6%, 11/02/2047 (n)	21,858,000	21,968,339
Emirate of Abu Dhabi, 3.125%, 10/11/2027 (n)	10,726,000	10,292,455
Emirates Sembcorp Water & Power Co., 4.45%, 8/01/2035 (n)	10,949,000	11,263,784
Shelf Drill Holdings Ltd., 9.5%, 11/02/2020	8,584,000	8,777,140
Shelf Drill Holdings Ltd., 8.25%, 2/15/2025 (z)	12,786,000	12,786,000
Topaz Marine S.A., 9.125%, 7/26/2022 (n)	11,906,000	12,516,183
Topaz Marine S.A., 9.125%, 7/26/2022	7,302,000	7,676,228

		$94,662,868
United States - 2.3%
JBS USA LLC/JBS USA Finance, Inc., 5.875%, 7/15/2024	$6,621,000	$6,637,553
U.S. Treasury Bonds, 2.5%, 2/15/2046 (f)	23,356,000	21,388,987
U.S. Treasury Notes, 2.125%, 12/31/2022	100,436,000	98,564,595
U.S. Treasury Notes, 2%, 11/15/2026	26,872,000	25,364,649

		$151,955,784
Uruguay - 1.0%
Navios South American Logistics, Inc./Navios Logistics Finance (U.S.), Inc., 7.25%, 5/01/2022	$12,943,000	$12,587,068
Navios South American Logistics, Inc./Navios Logistics Finance (U.S.), Inc., 7.25%, 5/01/2022 (n)	12,135,000	11,801,288

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Uruguay - continued
Republic of Uruguay, 9.875%, 6/20/2022	UYU	83,861,000	$3,062,390
Republic of Uruguay, 4.375%, 10/27/2027		$7,883,716	8,364,623
Republic of Uruguay, 4.375%, 12/15/2028	UYU	432,524,211	17,075,330
Republic of Uruguay, 5.1%, 6/18/2050		12,029,000	13,069,509

			$65,960,208
Venezuela - 0.8%
Petroleos de Venezuela S.A., 6%, 11/15/2026 (d)		$35,932,000	$8,228,428
Petroleos de Venezuela S.A., 6%, 5/16/2024 (d)		35,970,200	8,452,997
Republic of Venezuela, 7.65%, 4/21/2025 (d)		31,046,000	8,071,960
Republic of Venezuela, 7%, 3/31/2038 (d)		98,566,500	26,612,955

			$51,366,340
Zambia - 0.5%
First Quantum Minerals Ltd., 7.25%, 5/15/2022		$7,603,000	$7,888,113
First Quantum Minerals Ltd., 7.5%, 4/01/2025 (n)		21,557,000	23,094,014
Republic of Zambia, 8.97%, 7/30/2027		3,535,000	3,921,128

			$34,903,255
Total Bonds (Identified Cost, $6,072,054,825)			$6,208,084,415

Common Stocks - 0.1%
Energy - Independent - 0.1%
Frontera Energy Corp. (Identified Cost, $21,686,515)		127,174	$4,523,579

Underlying/ Expiration Date/ Exercise Price	Put/Call	Counter- party	Notional Amount	Par Amount of Contracts
Purchased Options - 0.0%
KRW Currency - March 2018 @ JPY 10.15 (Premiums Paid, $461,544)	Put	Exchange traded	$61,852,152	KRW	70,421,343,000	$422,528

Issuer				Shares/Par
Investment Companies (h) - 5.8%
Money Market Funds - 5.8%
MFS Institutional Money Market Portfolio, 1.44% (v) (Identified Cost, $391,994,880)					392,033,341	$391,994,137

Other Assets, Less Liabilities - 1.0%						57,873,301
Net Assets - 100.0%						$6,662,897,960

(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

Portfolio of Investments (unaudited) – continued

(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $391,994,137 and $6,213,030,522, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,049,780,539, representing 30.8% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Afren PLC, 10.25% 4/08/2019	3/1/12-8/22/12	$7,780,491	$19,680
Afren PLC, 6.625% 12/09/2020	11/26/13	3,672,502	9,414
Export-Import Bank of India, 3.875% 2/01/2028	1/25/18	16,410,244	16,325,561
MSU Energy Group (Rio Energy S.A./UGEN S.A./Uensa S.A.), 6.875% 2/01/2025	1/25/18	11,732,845	11,915,281
Republic of Ecuador, 7.875% 1/23/2028	1/1/18	27,353,000	27,776,972
Republic of Indonesia, 4.75% 7/18/2047	7/11/17-8/07/17	16,992,224	17,760,256
Shelf Drill Holdings Ltd., 8.25% 2/15/2025	1/31/18	12,867,536	12,786,000
Total Restricted Securities			$86,593,164
% of Net assets			1.3%

The following abbreviations are used in this report and are defined:

CJSC	Closed Joint Stock Company
FLR	Floating rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate.
JSC	Joint Stock Company
PJSC	Public Joint Stock Company
PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

ARS	Argentine Peso
BRL	Brazilian Real
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso

Portfolio of Investments (unaudited) – continued

KZT	Kazakhstani Tenge
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RUB	Russian Ruble
UYU	Uruguayan Peso
ZAR	South African Rand

Derivative Contracts at 1/31/18

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
BRL	1,097,420	USD	334,304	JPMorgan Chase Bank N.A.	2/2/2018	$10,147
BRL	18,274,939	USD	5,566,536	Morgan Stanley Capital Services, Inc.	2/2/2018	169,477
CZK	1,169,644,000	USD	55,088,734	Goldman Sachs International	3/5/2018	2,456,452
HUF	1,676,377,000	USD	6,666,509	BNP Paribas S.A.	3/28/2018	61,904
HUF	5,029,132,000	USD	20,076,408	JPMorgan Chase Bank N.A.	3/28/2018	108,836
INR	2,639,391,275	USD	41,189,645	JPMorgan Chase Bank N.A.	2/14/2018	244,488
INR	1,250,546,000	USD	19,438,705	JPMorgan Chase Bank N.A.	2/22/2018	170,837
KZT	3,293,738,000	USD	9,693,167	Deutsche Bank AG	3/14/2018	405,711
MXN	269,382,476	USD	13,747,405	Morgan Stanley Capital Services, Inc.	3/28/2018	598,096
RUB	547,545,000	USD	9,228,183	Barclays Bank PLC	2/6/2018	507,441
RUB	376,298,000	USD	6,602,298	Barclays Bank PLC	3/16/2018	56,113
RUB	1,606,608,000	USD	27,436,710	JPMorgan Chase Bank N.A.	2/6/2018	1,129,585
RUB	944,389,000	USD	16,372,978	JPMorgan Chase Bank N.A.	3/12/2018	345,947
RUB	749,932,000	USD	13,170,566	JPMorgan Chase Bank N.A.	3/16/2018	99,119
TRY	188,492,000	USD	48,838,451	JPMorgan Chase Bank N.A.	3/28/2018	528,941
USD	10,705,649	COP	30,225,045,000	Barclays Bank PLC	3/22/2018	88,033
USD	16,624,772	PEN	53,501,840	Morgan Stanley Capital Services, Inc.	3/19/2018	19,474
USD	3,460,279	COP	9,761,448,000	Morgan Stanley Capital Services, Inc.	3/22/2018	31,226
ZAR	367,460,143	USD	29,417,992	JPMorgan Chase Bank N.A.	3/28/2018	1,352,035

						$8,383,862

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts - continued

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
BRL	41,740,000	USD	13,210,386	JPMorgan Chase Bank N.A.	3/2/2018	$(149,290)
EUR	5,984,000	USD	7,458,850	Barclays Bank PLC	3/28/2018	(2,607)
IDR	95,202,129,000	USD	7,100,397	Barclays Bank PLC	4/25/2018	(31,895)
IDR	176,742,153,000	USD	13,269,927	JPMorgan Chase Bank N.A.	3/19/2018	(111,368)
IDR	410,285,360,200	USD	30,698,355	JPMorgan Chase Bank N.A.	3/26/2018	(168,020)
IDR	132,758,972,000	USD	9,902,952	JPMorgan Chase Bank N.A.	4/25/2018	(45,954)
INR	409,309,000	USD	6,428,601	Barclays Bank PLC	2/14/2018	(3,118)
KZT	1,030,013,000	USD	3,172,688	Barclays Bank PLC	3/14/2018	(14,581)
MXN	309,978,000	USD	16,510,560	JPMorgan Chase Bank N.A.	3/28/2018	(3,214)
MXN	135,216,000	USD	7,205,330	Morgan Stanley Capital Services, Inc.	3/28/2018	(4,635)
PEN	48,513,000	USD	15,072,234	Morgan Stanley Capital Services, Inc.	3/19/2018	(15,317)
RUB	373,215,000	USD	6,645,566	Barclays Bank PLC	3/26/2018	(50,008)
RUB	128,135,000	USD	2,294,100	JPMorgan Chase Bank N.A.	2/6/2018	(15,795)
USD	536,436	TRY	2,069,000	Barclays Bank PLC	3/28/2018	(5,449)
USD	59,445,685	EUR	49,420,286	Goldman Sachs International	3/28/2018	(2,133,472)
USD	12,610,751	TRY	49,000,000	Goldman Sachs International	3/28/2018	(222,697)
USD	335,808	BRL	1,097,420	JPMorgan Chase Bank N.A.	2/2/2018	(8,643)
USD	16,338,253	RUB	976,148,000	JPMorgan Chase Bank N.A.	2/6/2018	(1,018,147)
USD	73,641,730	INR	4,773,246,791	JPMorgan Chase Bank N.A.	2/14/2018	(1,290,449)
USD	6,580,003	INR	421,186,000	JPMorgan Chase Bank N.A.	2/22/2018	(24,524)
USD	16,526,258	EUR	13,782,586	JPMorgan Chase Bank N.A.	3/5/2018	(619,328)
USD	19,217,193	INR	1,250,751,000	JPMorgan Chase Bank N.A.	3/15/2018	(344,680)
USD	27,350,886	MXN	535,888,643	JPMorgan Chase Bank N.A.	3/28/2018	(1,186,943)
USD	1,199,316	PLN	4,206,000	JPMorgan Chase Bank N.A.	3/28/2018	(58,659)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts - continued

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
USD	35,551,953	TRY	137,423,000	JPMorgan Chase Bank N.A.	3/28/2018	$(440,106)
USD	19,856,621	ZAR	246,107,929	JPMorgan Chase Bank N.A.	3/28/2018	(751,731)
USD	5,653,325	BRL	18,274,939	Morgan Stanley Capital Services, Inc.	2/2/2018	(82,688)
USD	6,326,497	RUB	376,314,000	Morgan Stanley Capital Services, Inc.	2/6/2018	(364,555)

						$(9,167,873)

Futures Contracts

Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Euro-Bobl 5 yr	Short	EUR	167	$27,047,347	March - 2018	$434,997
Euro-Bund 10 yr	Short	EUR	279	55,014,036	March - 2018	1,537,140
Euro-OAT 10 yr	Short	EUR	75	14,240,265	March - 2018	419,768

						$2,391,905

Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr	Long	USD	413	$61,046,563	March - 2018	$(2,440,465)

Portfolio of Investments (unaudited) – continued

Uncleared Swap Agreements

Maturity Date	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Credit Default Swap Agreements
12/20/22	USD	19,465,000	Barclays Bank PLC	(1)	1.00%/quarterly	$(166,444)	$703,439	$536,995
12/20/22	USD	5,416,000	Goldman Sach International	(1)	1.00%/quarterly	(46,312)	195,727	149,415

						$(212,756)	$899,166	$686,410

Liability Derivatives
Credit Default Swap Agreements
12/20/22	USD	21,636,000	Barclays Bank PLC	(2)	1.00%/quarterly	$(268,638)	$(263,115)	$(531,753)

(1)	Fund, as protection buyer, to receive notional amount upon a defined credit event by Republic of Turkey, 11.875%, 1/15/30.
(2)	Fund, as protection buyer, to receive notional amount upon a defined credit event by Republic of Korea, 7.125%, 4/16/19.

At January 31, 2018, the fund had cash collateral of $2,550,001 and other liquid securities with an aggregate value of $2,365,460 to cover any collateral or margin obligations for certain derivative contracts. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 1/31/18 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value (identified cost, $6,094,202,884)	$6,213,030,522
Investments in affiliated issuers, at value (identified cost, $391,994,880)	391,994,137
Foreign currency, at value (identified cost, $26,840)	27,576
Restricted cash for
Forward foreign currency exchange contracts	2,550,001
Receivables for
Forward foreign currency exchange contracts	8,383,862
Daily variation margin on open futures contracts	224,936
Investments sold	79,828,297
Fund shares sold	21,113,457
Interest	78,739,321
Uncleared swaps, at value (net unamortized premiums paid, $899,166)	686,410
Other assets	24,328
Total assets	$6,796,602,847
Liabilities
Payable to custodian	$27,501,069
Payables for
Distributions	1,627,731
Forward foreign currency exchange contracts	9,167,873
Investments purchased	76,975,630
Fund shares reacquired	9,555,823
Uncleared swaps, at value (net unamortized premiums received, $263,115)	531,753
Payable to affiliates
Investment adviser	246,276
Shareholder servicing fee	1,498,321
Distribution and service fees	541
Payable for independent Trustees’ compensation	11,060
Deferred country tax expense payable	5,959,550
Accrued expenses and other liabilities	629,260
Total liabilities	$133,704,887
Net assets	$6,662,897,960
Net assets consist of
Paid-in capital	$6,718,146,215
Unrealized appreciation (depreciation) (net of $2,364,807 deferred country tax)	115,369,615
Accumulated net realized gain (loss)	(172,659,951)
Undistributed net investment income	2,042,081
Net assets	$6,662,897,960
Shares of beneficial interest outstanding	442,837,097

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$350,800,958	23,599,167	$14.86
Class B	23,885,216	1,588,747	15.03
Class C	175,924,688	11,726,527	15.00
Class I	4,148,668,192	275,854,498	15.04
Class R1	649,882	43,038	15.10
Class R2	23,495,691	1,555,915	15.10
Class R3	42,875,002	2,851,247	15.04
Class R4	77,422,367	5,142,221	15.06
Class R6	1,819,175,964	120,475,737	15.10

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $15.52 [100 / 95.75 x $14.86]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6. Net asset value per share is calculated using actual net assets and shares outstanding rather than amounts that have been rounded for presentation purposes.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 1/31/18 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Interest	$161,461,104
Dividends from affiliated issuers	3,795,793
Foreign taxes withheld	(440,099)
Total investment income	$164,816,798
Expenses
Management fee	$21,762,922
Distribution and service fees	1,642,686
Shareholder servicing costs	2,654,654
Administrative services fee	315,185
Independent Trustees’ compensation	45,781
Custodian fee	367,983
Shareholder communications	380,397
Audit and tax fees	37,356
Legal fees	31,297
Miscellaneous	238,568
Total expenses	$27,476,829
Reduction of expenses by investment adviser and distributor	(297,186)
Net expenses	$27,179,643
Net investment income (loss)	$137,637,155
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$58,705,927
Affiliated issuers	(38,532)
Futures contracts	1,352,373
Swap agreements	2,939,860
Forward foreign currency exchange contracts	(2,982,689)
Foreign currency	(935,143)
Net realized gain (loss)	$59,041,796
Change in unrealized appreciation (depreciation)
Unaffiliated issuers (net of $809,897 increase in deferred country tax)	$(17,197,954)
Affiliated issuers	(49,809)
Futures contracts	(1,157,210)
Swap agreements	(3,845,739)
Forward foreign currency exchange contracts	1,589,507
Translation of assets and liabilities in foreign currencies	149,607
Net unrealized gain (loss)	$(20,511,598)
Net realized and unrealized gain (loss)	$38,530,198
Change in net assets from operations	$176,167,353

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 1/31/18 (unaudited)	Year ended 7/31/17
From operations
Net investment income (loss)	$137,637,155	$254,563,294
Net realized gain (loss)	59,041,796	14,940,013
Net unrealized gain (loss)	(20,511,598)	582,998
Change in net assets from operations	$176,167,353	$270,086,305
Distributions declared to shareholders
From net investment income	$(146,294,206)	$(263,013,058)
Change in net assets from fund share transactions	$662,513,931	$601,180,176
Total change in net assets	$692,387,078	$608,253,423
Net assets
At beginning of period	5,970,510,882	5,362,257,459
At end of period (including undistributed net investment income of $2,042,081 and $10,699,132, respectively)	$6,662,897,960	$5,970,510,882

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 1/31/18		Year ended
Class A			7/31/17		7/31/16	7/31/15	7/31/14	7/31/13
	(unaudited)
Net asset value, beginning of period	$14.81		$14.87		$14.39	$15.26	$14.82	$15.72
Income (loss) from investment operations
Net investment income (loss) (d)	$0.31		$0.63	(c)	$0.64	$0.64	$0.66	$0.67
Net realized and unrealized gain (loss)	0.07		(0.04	)(g)	0.48	(0.87)	0.52	(0.72)
Total from investment operations	$0.38		$0.59		$1.12	$(0.23)	$1.18	$(0.05)
Less distributions declared to shareholders
From net investment income	$(0.33)		$(0.65)		$(0.64)	$(0.64)	$(0.67)	$(0.74)
From net realized gain	—		—		—	—	(0.07)	(0.11)
Total distributions declared to shareholders	$(0.33)		$(0.65)		$(0.64)	$(0.64)	$(0.74)	$(0.85)
Net asset value, end of period (x)	$14.86		$14.81		$14.87	$14.39	$15.26	$14.82
Total return (%) (r)(s)(t)(x)	2.55	(n)	4.03	(c)	8.07	(1.52)	8.23	(0.59)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.08	(a)	1.09	(c)	1.12	1.13	1.11	1.16
Expenses after expense reductions (f)	1.06	(a)	1.06	(c)	1.09	1.09	1.08	1.12
Net investment income (loss)	4.09	(a)	4.23	(c)	4.51	4.29	4.49	4.23
Portfolio turnover	44	(n)	100		67	55	62	66
Net assets at end of period (000 omitted)	$350,801		$392,012		$572,397	$695,581	$1,431,791	$1,759,552

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 1/31/18		Year ended
Class B			7/31/17		7/31/16	7/31/15	7/31/14	7/31/13
	(unaudited)
Net asset value, beginning of period	$14.97		$14.97		$14.47	$15.31	$14.88	$15.78
Income (loss) from investment operations
Net investment income (loss) (d)	$0.25		$0.52	(c)	$0.53	$0.53	$0.56	$0.56
Net realized and unrealized gain (loss)	0.08		0.02	(g)	0.50	(0.84)	0.50	(0.73)
Total from investment operations	$0.33		$0.54		$1.03	$(0.31)	$1.06	$(0.17)
Less distributions declared to shareholders
From net investment income	$(0.27)		$(0.54)		$(0.53)	$(0.53)	$(0.56)	$(0.62)
From net realized gain on investments	—		—		—	—	(0.07)	(0.11)
Total distributions declared to shareholders	$(0.27)		$(0.54)		$(0.53)	$(0.53)	$(0.63)	$(0.73)
Net asset value, end of period (x)	$15.03		$14.97		$14.97	$14.47	$15.31	$14.88
Total return (%) (r)(s)(t)(x)	2.23	(n)	3.67	(c)	7.39	(2.03)	7.34	(1.31)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.83	(a)	1.84	(c)	1.87	1.88	1.86	1.90
Expenses after expense reductions (f)	1.82	(a)	1.83	(c)	1.85	1.84	1.83	1.87
Net investment income (loss)	3.33	(a)	3.47	(c)	3.75	3.54	3.74	3.51
Portfolio turnover	44	(n)	100		67	55	62	66
Net assets at end of period (000 omitted)	$23,885		$26,980		$32,216	$37,170	$46,518	$58,752

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 1/31/18		Year ended
Class C			7/31/17		7/31/16	7/31/15	7/31/14	7/31/13
	(unaudited)
Net asset value, beginning of period	$14.93		$14.94		$14.45	$15.29	$14.86	$15.76
Income (loss) from investment operations
Net investment income (loss) (d)	$0.25		$0.52	(c)	$0.53	$0.53	$0.56	$0.56
Net realized and unrealized gain (loss)	0.09		0.01	(g)	0.49	(0.84)	0.50	(0.73)
Total from investment operations	$0.34		$0.53		$1.02	$(0.31)	$1.06	$(0.17)
Less distributions declared to shareholders
From net investment income	$(0.27)		$(0.54)		$(0.53)	$(0.53)	$(0.56)	$(0.62)
From net realized gain	—		—		—	—	(0.07)	(0.11)
Total distributions declared to shareholders	$(0.27)		$(0.54)		$(0.53)	$(0.53)	$(0.63)	$(0.73)
Net asset value, end of period (x)	$15.00		$14.93		$14.94	$14.45	$15.29	$14.86
Total return (%) (r)(s)(t)(x)	2.30	(n)	3.61	(c)	7.33	(2.04)	7.34	(1.32)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.83	(a)	1.84	(c)	1.87	1.88	1.86	1.90
Expenses after expense reductions (f)	1.82	(a)	1.83	(c)	1.85	1.84	1.83	1.87
Net investment income (loss)	3.32	(a)	3.47	(c)	3.75	3.54	3.75	3.50
Portfolio turnover	44	(n)	100		67	55	62	66
Net assets at end of period (000 omitted)	$175,925		$185,167		$221,781	$270,388	$349,718	$508,561

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 1/31/18		Year ended
Class I			7/31/17		7/31/16	7/31/15	7/31/14	7/31/13
	(unaudited)
Net asset value, beginning of period	$14.97		$14.91		$14.39	$15.23	$14.79	$15.69
Income (loss) from investment operations
Net investment income (loss) (d)	$0.33		$0.66	(c)	$0.67	$0.67	$0.70	$0.72
Net realized and unrealized gain (loss)	0.09		0.08	(g)	0.52	(0.83)	0.52	(0.73)
Total from investment operations	$0.42		$0.74		$1.19	$(0.16)	$1.22	$(0.01)
Less distributions declared to shareholders
From net investment income	$(0.35)		$(0.68)		$(0.67)	$(0.68)	$(0.71)	$(0.78)
From net realized gain	—		—		—	—	(0.07)	(0.11)
Total distributions declared to shareholders	$(0.35)		$(0.68)		$(0.67)	$(0.68)	$(0.78)	$(0.89)
Net asset value, end of period (x)	$15.04		$14.97		$14.91	$14.39	$15.23	$14.79
Total return (%) (r)(s)(t)(x)	2.81	(n)	5.13	(c)	8.62	(1.08)	8.50	(0.35)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.83	(a)	0.84	(c)	0.87	0.87	0.86	0.90
Expenses after expense reductions (f)	0.82	(a)	0.83	(c)	0.84	0.84	0.83	0.87
Net investment income (loss)	4.31	(a)	4.46	(c)	4.73	4.53	4.73	4.50
Portfolio turnover	44	(n)	100		67	55	62	66
Net assets at end of period (000 omitted)	$4,148,668		$4,348,855		$3,593,092	$2,667,819	$3,544,099	$3,793,125

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 1/31/18		Year ended
Class R1			7/31/17		7/31/16	7/31/15	7/31/14	7/31/13
	(unaudited)
Net asset value, beginning of period	$15.04		$15.02		$14.50	$15.33	$14.88	$15.79
Income (loss) from investment operations
Net investment income (loss) (d)	$0.25		$0.52	(c)	$0.54	$0.53	$0.56	$0.56
Net realized and unrealized gain (loss)	0.08		0.04	(g)	0.51	(0.83)	0.52	(0.74)
Total from investment operations	$0.33		$0.56		$1.05	$(0.30)	$1.08	$(0.18)
Less distributions declared to shareholders
From net investment income	$(0.27)		$(0.54)		$(0.53)	$(0.53)	$(0.56)	$(0.62)
From net realized gain	—		—		—	—	(0.07)	(0.11)
Total distributions declared to shareholders	$(0.27)		$(0.54)		$(0.53)	$(0.53)	$(0.63)	$(0.73)
Net asset value, end of period (x)	$15.10		$15.04		$15.02	$14.50	$15.33	$14.88
Total return (%) (r)(s)(t)(x)	2.23	(n)	3.81	(c)	7.53	(1.96)	7.48	(1.38)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.83	(a)	1.84	(c)	1.87	1.88	1.85	1.90
Expenses after expense reductions (f)	1.82	(a)	1.83	(c)	1.84	1.84	1.82	1.87
Net investment income (loss)	3.33	(a)	3.47	(c)	3.76	3.54	3.73	3.51
Portfolio turnover	44	(n)	100		67	55	62	66
Net assets at end of period (000 omitted)	$650		$814		$949	$789	$1,079	$934

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 1/31/18		Year ended
Class R2			7/31/17		7/31/16	7/31/15	7/31/14	7/31/13
	(unaudited)
Net asset value, beginning of period	$15.02		$15.01		$14.49	$15.32	$14.87	$15.78
Income (loss) from investment operations
Net investment income (loss) (d)	$0.29		$0.59	(c)	$0.61	$0.60	$0.63	$0.64
Net realized and unrealized gain (loss)	0.10		0.03	(g)	0.51	(0.82)	0.53	(0.74)
Total from investment operations	$0.39		$0.62		$1.12	$(0.22)	$1.16	$(0.10)
Less distributions declared to shareholders
From net investment income	$(0.31)		$(0.61)		$(0.60)	$(0.61)	$(0.64)	$(0.70)
From net realized gain	—		—		—	—	(0.07)	(0.11)
Total distributions declared to shareholders	$(0.31)		$(0.61)		$(0.60)	$(0.61)	$(0.71)	$(0.81)
Net asset value, end of period (x)	$15.10		$15.02		$15.01	$14.49	$15.32	$14.87
Total return (%) (r)(s)(t)(x)	2.62	(n)	4.26	(c)	8.06	(1.47)	8.02	(0.88)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.33	(a)	1.34	(c)	1.37	1.37	1.36	1.41
Expenses after expense reductions (f)	1.32	(a)	1.33	(c)	1.35	1.34	1.32	1.37
Net investment income (loss)	3.82	(a)	3.97	(c)	4.25	4.04	4.24	4.00
Portfolio turnover	44	(n)	100		67	55	62	66
Net assets at end of period (000 omitted)	$23,496		$23,567		$25,931	$28,686	$29,234	$28,338

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 1/31/18		Year ended
Class R3			7/31/17		7/31/16	7/31/15	7/31/14	7/31/13
	(unaudited)
Net asset value, beginning of period	$14.96		$14.95		$14.46	$15.28	$14.83	$15.73
Income (loss) from investment operations
Net investment income (loss) (d)	$0.31		$0.63	(c)	$0.63	$0.64	$0.66	$0.68
Net realized and unrealized gain (loss)	0.10		0.03	(g)	0.50	(0.82)	0.53	(0.73)
Total from investment operations	$0.41		$0.66		$1.13	$(0.18)	$1.19	$(0.05)
Less distributions declared to shareholders
From net investment income	$(0.33)		$(0.65)		$(0.64)	$(0.64)	$(0.67)	$(0.74)
From net realized gain	—		—		—	—	(0.07)	(0.11)
Total distributions declared to shareholders	$(0.33)		$(0.65)		$(0.64)	$(0.64)	$(0.74)	$(0.85)
Net asset value, end of period (x)	$15.04		$14.96		$14.95	$14.46	$15.28	$14.83
Total return (%) (r)(s)(t)(x)	2.75	(n)	4.52	(c)	8.12	(1.17)	8.29	(0.59)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.08	(a)	1.09	(c)	1.13	1.12	1.10	1.16
Expenses after expense reductions (f)	1.07	(a)	1.08	(c)	1.10	1.09	1.06	1.13
Net investment income (loss)	4.07	(a)	4.22	(c)	4.46	4.29	4.48	4.25
Portfolio turnover	44	(n)	100		67	55	62	66
Net assets at end of period (000 omitted)	$42,875		$42,893		$47,726	$76,900	$81,184	$52,066

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 1/31/18		Year ended
Class R4			7/31/17		7/31/16	7/31/15	7/31/14	7/31/13
	(unaudited)
Net asset value, beginning of period	$14.97		$14.95		$14.43	$15.27	$14.83	$15.73
Income (loss) from investment operations
Net investment income (loss) (d)	$0.33		$0.66	(c)	$0.68	$0.67	$0.70	$0.72
Net realized and unrealized gain (loss)	0.11		0.04	(g)	0.51	(0.83)	0.52	(0.73)
Total from investment operations	$0.44		$0.70		$1.19	$(0.16)	$1.22	$(0.01)
Less distributions declared to shareholders
From net investment income	$(0.35)		$(0.68)		$(0.67)	$(0.68)	$(0.71)	$(0.78)
From net realized gain	—		—		—	—	(0.07)	(0.11)
Total distributions declared to shareholders	$(0.35)		$(0.68)		$(0.67)	$(0.68)	$(0.78)	$(0.89)
Net asset value, end of period (x)	$15.06		$14.97		$14.95	$14.43	$15.27	$14.83
Total return (%) (r)(s)(t)(x)	2.95	(n)	4.85	(c)	8.61	(1.06)	8.49	(0.34)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.83	(a)	0.84	(c)	0.87	0.87	0.86	0.90
Expenses after expense reductions (f)	0.82	(a)	0.83	(c)	0.84	0.84	0.83	0.87
Net investment income (loss)	4.32	(a)	4.47	(c)	4.76	4.54	4.74	4.52
Portfolio turnover	44	(n)	100		67	55	62	66
Net assets at end of period (000 omitted)	$77,422		$74,239		$75,559	$70,067	$80,457	$103,937

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 1/31/18		Year ended
Class R6			7/31/17		7/31/16	7/31/15	7/31/14	7/31/13
	(unaudited)
Net asset value, beginning of period	$15.00		$14.97		$14.45	$15.27	$14.82	$15.73
Income (loss) from investment operations
Net investment income (loss) (d)	$0.33		$0.68	(c)	$0.69	$0.69	$0.71	$0.73
Net realized and unrealized gain (loss)	0.13	(g)	0.05	(g)	0.52	(0.81)	0.53	(0.73)
Total from investment operations	$0.46		$0.73		$1.21	$(0.12)	$1.24	$—
Less distributions declared to shareholders
From net investment income	$(0.36)		$(0.70)		$(0.69)	$(0.70)	$(0.72)	$(0.80)
From net realized gain	—		—		—	—	(0.07)	(0.11)
Total distributions declared to shareholders	$(0.36)		$(0.70)		$(0.69)	$(0.70)	$(0.79)	$(0.91)
Net asset value, end of period (x)	$15.10		$15.00		$14.97	$14.45	$15.27	$14.82
Total return (%) (r)(s)(t)(x)	3.06	(n)	5.01	(c)	8.72	(0.80)	8.68	(0.30)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.73	(a)	0.76	(c)	0.77	0.76	0.76	0.81
Expenses after expense reductions (f)	0.72	(a)	0.74	(c)	0.74	0.73	0.73	0.78
Net investment income (loss)	4.40	(a)	4.56	(c)	4.87	4.65	4.82	4.59
Portfolio turnover	44	(n)	100		67	55	62	66
Net assets at end of period (000 omitted)	$1,819,176		$875,984		$792,606	$722,556	$615,814	$420,329

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Emerging Markets Debt Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industry, political, regulatory, geopolitical, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, and greater political, social, and economic instability than developed markets.

In October 2016, the Securities and Exchange Commission (SEC) released its final rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduced two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contained amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments, for all reporting periods ending after August 1, 2017. The fund has adopted the Rule’s Regulation S-X amendments and believes that the fund’s financial statements are in compliance with those amendments.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20) – Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For entities that hold callable

Notes to Financial Statements (unaudited) – continued

debt securities at a premium, ASU 2017-08 requires that the premium be amortized to the earliest call date. ASU 2017-08 will be effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management is still evaluating the potential impacts of ASU 2017-08 but believes that adoption of ASU 2017-08 will not have a material effect on the fund’s overall financial position or its overall results of operations.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading

Notes to Financial Statements (unaudited) – continued

characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments,

Notes to Financial Statements (unaudited) – continued

such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of January 31, 2018 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$4,523,579	$—	$—	$4,523,579
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	145,318,231	—	145,318,231
Non-U.S. Sovereign Debt	—	4,754,162,127	—	4,754,162,127
U.S. Corporate Bonds	—	6,637,553	—	6,637,553
Foreign Bonds	—	1,301,966,504	—	1,301,966,504
Purchased Currency Options	—	422,528	—	422,528
Mutual Funds	391,994,137	—	—	391,994,137
Total	$396,517,716	$6,208,506,943	$—	$6,605,024,659

Other Financial Instruments
Futures Contracts – Assets	$2,391,905	$—	$—	$2,391,905
Futures Contracts – Liabilities	(2,440,465)	—	—	(2,440,465)
Swap Agreements – Assets	—	686,410	—	686,410
Swap Agreements – Liabilities	—	(531,753)	—	(531,753)
Forward Foreign Currency Exchange Contracts – Assets	—	8,383,862	—	8,383,862
Forward Foreign Currency Exchange Contracts – Liabilities	—	(9,167,873)	—	(9,167,873)

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. Depending on the

Notes to Financial Statements (unaudited) – continued

type of derivative, the fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at January 31, 2018 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$2,391,905	$(2,440,465)
Foreign Exchange	Forward Foreign Currency Exchange	8,383,862	(9,167,873)
Foreign Exchange	Purchased Currency Options	422,528	—
Credit	Credit Default Swaps	686,410	(531,753)
Total		$11,884,705	$(12,140,091)

(a)	The value of purchased options outstanding is included in investments in unaffiliated issuers, at value, within the fund’s Statement of Assets and Liabilities. Values presented in this table for futures contracts and cleared swap agreements correspond to the values reported in the fund’s Portfolio of Investments. Only the current day net variation margin for futures contracts and cleared swap agreements is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended January 31, 2018 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)
Interest Rate	$1,352,373	$3,785,128	$—	$(609,051)
Foreign Exchange	—	—	(2,982,689)	802,343
Equity	—	—	—	(676,053)
Credit	—	(845,268)	—	—
Total	$1,352,373	$2,939,860	$(2,982,689)	$(482,761)

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended January 31, 2018 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)
Interest Rate	$(1,157,210)	$(3,854,942)	$—	$(13,306)
Foreign Exchange	—	—	1,589,507	247,608
Equity	—	—	—	646,652
Credit	—	9,203	—	—
Total	$(1,157,210)	$(3,845,739)	$1,589,507	$880,954

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund’s custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives, respectively. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

Purchased Options – The fund purchased call and put options for a premium. Purchased call and put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund’s exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Notes to Financial Statements (unaudited) – continued

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Swap Agreements – During the period the fund entered into swap agreements. Swap agreements generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”). In a cleared swap transaction, the ultimate counterparty to the transaction is a clearinghouse (the “clearinghouse”). The contract is transferred and accepted by the clearinghouse immediately following execution of the swap contract with an executing broker. Thereafter, throughout the term of the cleared swap, the fund interfaces indirectly with the clearinghouse through a clearing broker and has counterparty risk to the clearing broker as well.

Amounts paid or received at the inception of uncleared swap agreements are presented parenthetically as premiums paid or received and reflected in the value of the uncleared swap in the Statement of Assets and Liabilities. Those premiums are amortized using the effective interest method over the term of the agreement as realized gain or loss on swap agreements in the Statement of Operations. The value of the uncleared swap agreements, which is adjusted daily and includes any related interest accruals to be paid or received by the fund, is recorded in the Statement of Assets and Liabilities as “Uncleared swaps, at value”. The daily change in the value of

Notes to Financial Statements (unaudited) – continued

uncleared swaps, including any related interest accruals to be paid or received, is recorded as unrealized appreciation or depreciation on swap agreements in the Statement of Operations. For cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities and reflected in unrealized appreciation or depreciation on swap agreements in the Statement of Operations. The periodic exchange of net cash payments, at specified intervals or upon the occurrence of specified events as stipulated by the agreement, is recorded as realized gain or loss on swap agreements in the Statement of Operations. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap agreements in the Statement of Operations.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties. Risk is further reduced by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement. The fund’s counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the true counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.

The fund entered into interest rate swap agreements in order to manage its exposure to interest or foreign exchange rate fluctuations. Interest rate swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two interest rates applied to a notional principal amount. The two interest rates exchanged may either be a fixed rate and a floating rate or two floating rates based on different indices.

The fund entered into credit default swap agreements in order to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. In a credit default swap agreement, the protection buyer can make an upfront payment and will make a stream of payments to the protection seller based on a fixed percentage applied to the agreement notional amount in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation (which may be either a single security or a basket of securities issued by corporate or sovereign issuers) and, with respect to the cases where physical settlement applies, the delivery by the buyer to the seller of a defined deliverable obligation. Although agreement-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant agreement. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation

Notes to Financial Statements (unaudited) – continued

acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. Upon determination of the final price for the deliverable obligation (or upon delivery of the deliverable obligation in the case of physical settlement), the difference between the value of the deliverable obligation and the swap agreement’s notional amount is recorded as realized gain or loss on swap agreements in the Statement of Operations.

Credit default swap agreements are considered to have credit-risk-related contingent features since they trigger payment by the protection seller to the protection buyer upon the occurrence of a defined credit event. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the agreement’s deliverable obligation. At January 31, 2018, the fund did not hold any credit default swap agreements at an unrealized loss where it is the protection seller. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the agreement.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code,

Notes to Financial Statements (unaudited) – continued

and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to defaulted bonds, amortization and accretion of debt securities, and wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended
7/31/17
Ordinary income (including any short-term capital gains)	$263,013,058

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 1/31/18
Cost of investments	$6,517,964,003
Gross appreciation	210,780,077
Gross depreciation	(123,719,421)
Net unrealized appreciation (depreciation)	$87,060,656

As of 7/31/17
Undistributed ordinary income	36,076,317
Capital loss carryforwards	(196,701,754)
Other temporary differences	(29,028,370)
Net unrealized appreciation (depreciation)	104,532,405

Notes to Financial Statements (unaudited) – continued

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of July 31, 2017, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:

Short-Term	$(148,678,076)
Long-Term	(48,023,678)
Total	$(196,701,754)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Effective April 23, 2018, Class C shares will convert to Class A shares approximately ten years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 1/31/18	Year ended 7/31/17
Class A	$8,297,342	$21,131,065
Class B	466,763	1,078,887
Class C	3,297,137	7,348,836
Class I	92,490,539	189,190,752
Class R1	13,478	31,935
Class R2	486,086	1,020,138
Class R3	935,371	2,127,625
Class R4	1,775,746	3,367,486
Class R6	38,531,744	37,716,534
Total	$146,294,206	$263,013,058

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.75%
In excess of $1 billion and up to $2.5 billion	0.70%
In excess of $2.5 billion and up to $7.5 billion	0.65%
In excess of $7.5 billion	0.60%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended January 31, 2018, this management fee

Notes to Financial Statements (unaudited) – continued

reduction amounted to $272,011, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended January 31, 2018 was equivalent to an annual effective rate of 0.67% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $7,260 for the six months ended January 31, 2018, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.24%	$478,166
Class B	0.75%	0.25%	1.00%	1.00%	129,819
Class C	0.75%	0.25%	1.00%	1.00%	917,545
Class R1	0.75%	0.25%	1.00%	1.00%	3,748
Class R2	0.25%	0.25%	0.50%	0.50%	59,460
Class R3	—	0.25%	0.25%	0.25%	53,948
Total Distribution and Service Fees					$1,642,686

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended January 31, 2018 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended January 31, 2018, this rebate amounted to $24,950, $129, $74, and $22 for Class A, Class B, Class C, and Class R3, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended January 31, 2018, were as follows:

Amount
Class A	$10,125
Class B	19,265
Class C	2,457

Notes to Financial Statements (unaudited) – continued

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended January 31, 2018, the fee was $235,209, which equated to 0.0073% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended January 31, 2018, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $2,419,445.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended January 31, 2018 was equivalent to an annual effective rate of 0.0098% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended January 31, 2018, the fee paid by the fund under this agreement was $5,078 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended January 31, 2018, the fund engaged in purchase and sale transactions pursuant to this policy, which

Notes to Financial Statements (unaudited) – continued

amounted to $7,128,256 and $585,427 respectively. The sales transactions resulted in net realized gains (losses) of $(6,552).

(4) Portfolio Securities

For the six months ended January 31, 2018, purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$203,525,801	$69,786,814
Non-U.S. Government securities	$2,981,778,910	$2,426,200,325

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 1/31/18		Year ended 7/31/17
	Shares	Amount	Shares	Amount
Shares sold
Class A	2,000,725	$30,231,275	7,105,099	$105,560,845
Class B	46,844	710,364	116,729	1,738,525
Class C	545,591	8,265,217	971,793	14,485,298
Class I	56,959,298	859,921,023	123,807,379	1,837,170,120
Class R1	3,070	46,610	8,883	131,230
Class R2	164,478	2,494,013	356,868	5,294,389
Class R3	399,558	6,034,554	1,228,150	18,203,214
Class R4	669,718	10,117,113	1,899,030	28,161,937
Class R6	65,342,243	983,342,941	10,998,752	162,535,331
	126,131,525	$1,901,163,110	146,492,683	$2,173,280,889

Shares issued to shareholders in reinvestment of distributions
Class A	525,475	$7,940,361	1,369,720	$20,305,531
Class B	26,391	400,417	60,200	896,530
Class C	189,896	2,877,666	411,984	6,128,893
Class I	5,535,379	83,413,823	9,726,538	143,850,392
Class R1	877	13,313	2,135	31,785
Class R2	32,036	485,941	68,441	1,019,037
Class R3	61,710	932,664	140,999	2,091,214
Class R4	117,487	1,775,559	226,421	3,358,704
Class R6	2,026,915	30,590,882	2,449,002	36,309,696
	8,516,166	$128,430,626	14,455,440	$213,991,782

Notes to Financial Statements (unaudited) – continued

	Six months ended 1/31/18		Year ended 7/31/17
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(5,393,005)	$(81,436,006)	(20,509,168)	$(302,378,764)
Class B	(286,602)	(4,342,776)	(526,443)	(7,819,350)
Class C	(1,409,266)	(21,338,589)	(3,828,971)	(56,769,164)
Class I	(77,232,419)	(1,160,522,159)	(83,908,587)	(1,233,844,398)
Class R1	(15,061)	(228,554)	(20,093)	(299,554)
Class R2	(209,381)	(3,173,301)	(584,486)	(8,698,467)
Class R3	(477,311)	(7,211,536)	(1,693,262)	(25,105,175)
Class R4	(602,618)	(9,099,146)	(2,222,984)	(32,440,616)
Class R6	(5,283,853)	(79,727,738)	(8,014,023)	(118,737,007)
	(90,909,516)	$(1,367,079,805)	(121,308,017)	$(1,786,092,495)

Net change
Class A	(2,866,805)	$(43,264,371)	(12,034,349)	$(176,512,388)
Class B	(213,367)	(3,231,995)	(349,514)	(5,184,295)
Class C	(673,779)	(10,195,707)	(2,445,194)	(36,154,973)
Class I	(14,737,742)	(217,187,319)	49,625,330	747,176,114
Class R1	(11,114)	(168,632)	(9,075)	(136,539)
Class R2	(12,867)	(193,346)	(159,177)	(2,385,041)
Class R3	(16,043)	(244,317)	(324,113)	(4,810,747)
Class R4	184,587	2,793,528	(97,533)	(919,975)
Class R6	62,085,305	934,206,086	5,433,731	80,108,020
	43,738,175	$662,513,931	39,640,106	$601,180,176

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Fund, the MFS Growth Allocation Fund, and the MFS Conservative Allocation Fund were the owners of record of approximately 3%, 2%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2020 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, and the MFS Lifetime Income Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other

Notes to Financial Statements (unaudited) – continued

funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended January 31, 2018, the fund’s commitment fee and interest expense were $19,996 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		551,854,875	1,274,012,607	(1,433,834,141)	392,033,341

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(38,532)	$(49,809)	$—	$3,795,793	$391,994,137

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o DST Asset Manager Solutions, Inc.

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST X

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President

Date: March 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: March 19, 2018

By (Signature and Title)*	/S/ JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 19, 2018

*	Print name and title of each signing officer under his or her signature.